Summary of Significant Accounting Polices - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Foreign Currency Transactions and Translations
Total transaction gains (losses) related primarily to advances to and between foreign subsidiaries	$ 0.7	$ (0.9)	$ (3.2)
Accounts Receivable
Allowance for doubtful accounts	0.0
Impairment of Long-Lived Assets
Impairment of long-lived assets	$ 0.0	$ 0.0	$ 0.0
Sales Revenue | Units-of-Delivery
Recent Accounting Pronouncements
Percentage of net sales	29.00%